SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest	$ 470	$ 38	$ 23
Cash (refunds) payments of income taxes, net	8,232	1,260	9,622
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	0	35,000	0
Accrued but unpaid purchases of property and equipment	1,166	2,636	3,399
Inventory transfers to property and equipment	537	894	825
Liabilities for contingent consideration in business combinations	0	0	7,023
Finance leases of property and equipment	0	0	3,117
Leasehold improvements funded by lease incentives	$ 0	$ 0	$ 250